Label	Element	Value
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	100.30%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	24.20%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(24.70%)